INCOME TAX	6 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAX
NOTE 1
2
 -     INCOME TAX
Effective tax rate
The Company’s effective income tax rate (“ETR”) was

17.0% for the six months ended December 31, 2019 as compared to
14.0% for the six months ended December 31, 2018. The ETR
fluctuates as a result of th
e
Company’s subsidiaries contributing different pre-tax income mixes and being subject to different tax rates.